Investment Strategy - Kurv Memory Select ETF	May 12, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to primarily invest under normal circumstances in companies (“Memory Companies”), domestic or foreign, that design, manufacture, and distribute memory chips (“Memory Chip Activities”). Memory chips are semiconductor devices designed for the temporary or permanent storage and retrieval of data in computer systems. In general, there are two main types of computer memory – “Volatile” and “Non-Volatile” memory. Volatile memory is computer memory that requires power to maintain stored information. Non-Volatile memory is computer memory that can retain stored information after power is removed. Memory chips include, but are not limited to:

●	Dynamic Random Access Memory (DRAM): Volatile memory chips that require periodic electrical refreshing to retain data, commonly used as main memory in computers, servers, smartphones, and other computing devices.

●	Static Random Access Memory (SRAM): Volatile memory chips that retain data without refreshing as long as power is supplied, typically used for cache memory in processors.

●	Randon Access Memory (RAM): A general category of memory allowing data to be read from or written to in any order, encompassing both DRAM and SRAM technologies.

●	Flash Memory: Non-Volatile memory chips (that retain data without power), including NAND flash (used in solid-state drives, USB drives, and memory cards) and NOR flash (used in embedded systems for code storage). The term “NAND” combines “NOT” and “AND,” while “NOR” combines “NOT” and “OR,” each referring to the respective logic gate that controls a memory type’s internal structure.

●	Emerging memory types (e.g., Magnetoresistive random-access memory (MRAM), Resistive random-access memory (ReRAM)).

The definition of memory chip activities may expand and updated to reflect the fast change dynamics of the industry.

The Fund may gain exposures to a Memory Company through different instruments including the equity or debt securities of Memory Companies, or derivative instruments relating to the securities of Memory Companies, as well as the shares of other ETFs that invest in the securities of, or derivative instruments relating to, Memory Companies (“Memory Company ETFs”).

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the securities of Memory Companies, or derivative instruments relating to the securities of Memory Companies with memory chip-related activities exposures. For purposes of its 80% policy, the Fund will invest in Memory Companies with at least 50% of their revenue or profits attributable to, or have at least 50% of their assets attributable to, Memory Chip Activities. Additionally, the Fund will use the notional value of the derivatives it holds and will look through to a Memory Company ETF’s underlying holdings to determine the Fund’s compliance with its 80% policy.

The Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

As derivatives tracking Memory Company securities may be purchased with a fraction of the assets that would be needed to purchase the Memory Company securities directly for the equivalent amount of exposure, the remainder of the Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the Fund with a view toward enhancing the Fund’s total return.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETFs on such instruments and options on such ETFs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETFs primarily investing in preferred securities. The Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis. The G10 currencies are ten of the most heavily traded and liquid currencies in the world and consist of the Euro, Pound Sterling, Australian Dollar, New Zealand Dollar, US Dollar, Canadian Dollar, Swiss Franc, Norwegian Krone, Swedish Krona and Yen.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in Memory Company equity securities, debt securities, Memory Company ETFs or derivatives on such securities, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The Fund may also enter into reverse repurchase agreements. The Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

With respect to the Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund’s fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

The Fund is non-diversified.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the securities of Memory Companies, or derivative instruments relating to the securities of Memory Companies with memory chip-related activities exposures.